Convertible preferred stock and common stock (Details) $ / shares in Units, $ in Thousands		1 Months Ended					9 Months Ended		12 Months Ended
	Feb. 28, 2020 shares	Mar. 31, 2020 $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Vote $ / shares	Dec. 31, 2018 USD ($)
Number of votes per share | Vote									1
Conversion ratio									4.43316
Proceeds from issuance of common stock | $							$ 228,262
IPO
Shares issued | shares		13,798,900
Share price | $ / shares		$ 18.00
Shares issued on stock conversion | shares	26,803,777
Minimum [Member]
Share price | $ / shares									$ 19.06
Proceeds from issuance of common stock | $									$ 50,000
Future tranche right
Shares issued | shares						22,209,301
Share price | $ / shares						$ 2.15
Conversion ratio						10
Series A-1 Convertible Preferred Stock
Shares issued | shares					18,604,652	44,418,606
Share price | $ / shares					$ 1.075	$ 1.075
Proceeds from issuance | $					$ 20,000	$ 46,000		$ 19,981	19,981	$ 45,971
Series A-2 Convertible Preferred Stock
Shares issued | shares				22,209,301
Share price | $ / shares				$ 2.15
Proceeds from issuance | $				$ 46,300				46,311	46,311
Series B Convertible Preferred Stock
Shares issued | shares			33,592,907
Share price | $ / shares			$ 3.2745
Proceeds from issuance | $			$ 109,900					$ 109,953	$ 109,897
Convertible preferred stock
Annual dividend rate									6.00%
Dividend declared | $									$ 0